Organization and nature of business (Details)	6 Months Ended
Mar. 31, 2025
Investee One | FAMI
Entity Incorporation, Date of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Cayman
Principal Activities	Holding company
Investee Two | Farmmi International
Entity Incorporation, Date of Incorporation	Aug. 20, 2015
Entity Incorporation, State Country Name	Hong Kong
Principal Activities	Holding company
Ownership	100.00%
Famimi Biotech | Investee Ninteen
Entity Incorporation, Date of Incorporation	Nov. 04, 2024
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Trading
Ownership	100.00%
Yitang Mediservice | Investee Twelve
Entity Incorporation, Date of Incorporation	Sep. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Medical services
Ownership	100.00%
Yiting Meditech | Investee Thirteen
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Medical technology
Ownership	100.00%
Farmmi Eco Agri | Investee Fourteen
Entity Incorporation, Date of Incorporation	May 27, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Agriculture products
Ownership	100.00%
Ningbo Farmmi Trade | Investee Fifteen
Entity Incorporation, Date of Incorporation	Nov. 14, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Trading
Ownership	100.00%
InvesteeThree | Farmmi Enterprise
Entity Incorporation, Date of Incorporation	May 23, 2016
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Holding company
Ownership	100.00%
Investee Four | Farmmi Health Development
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Holding company
Ownership	100.00%
Investee Five | Zhejiang Suyuan Agricultural
Entity Incorporation, Date of Incorporation	Jul. 25, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Holding company
Ownership	100.00%
Investee Eighteen | SuppChains Transport
Entity Incorporation, Date of Incorporation	Oct. 31, 2024
Entity Incorporation, State Country Name	California
Principal Activities	Trading
Ownership	75.00%
Investee Six | Farmmi E-Commerce
Entity Incorporation, Date of Incorporation	Mar. 22, 2019
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Agriculture products
Ownership	100.00%
Investee Seven | Farmmi Biotech
Entity Incorporation, Date of Incorporation	Apr. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Agriculture products
Ownership	100.00%
Investee Eight | Farmmi Healthcare
Entity Incorporation, Date of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Medical health
Ownership	100.00%
Investee Nine | Jiangxi Xiangbo
Entity Incorporation, Date of Incorporation	Jun. 18, 2021
Entity Incorporation, State Country Name	Jiangxi, China
Principal Activities	Holding company
Ownership	100.00%
Investee Ten | Yudu Yada
Entity Incorporation, Date of Incorporation	Nov. 10, 2010
Entity Incorporation, State Country Name	Jiangxi, China
Principal Activities	Forestry development
Ownership	100.00%
Investee Eleven | Guoning Zhonghao
Entity Incorporation, Date of Incorporation	Jun. 15, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Agriculture exporting
Ownership	100.00%
Investee Sixteen | Farmmi USA
Entity Incorporation, Date of Incorporation	Apr. 20, 2023
Entity Incorporation, State Country Name	California
Principal Activities	Agriculture products
Ownership	100.00%
Investee Seventeen | SuppChains
Entity Incorporation, Date of Incorporation	Jul. 23, 2024
Entity Incorporation, State Country Name	California
Principal Activities	Trading
Ownership	75.00%